Investments	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investments
3.	Investments:

a.	Tactical Currency’s Investments in Affiliated Underlying Funds

On November 1, 2012, Tactical Currency’s assets allocated to The Cambridge Strategy (Asset Management) Limited (“Cambridge”) for trading were invested in Cambridge Master Fund L.P. (“Cambridge Master Fund”), a limited partnership organized under the partnership laws of the State of Delaware. Cambridge Master Fund was formed to permit accounts managed now and in the future by Cambridge using Cambridge Asian Markets Alpha Programme and, from October 1, 2013, Cambridge Emerging Markets Alpha Programme, to invest together in one trading vehicle. The General Partner is also the general partner of Cambridge Master Fund. Individual and pooled accounts currently managed by Cambridge, including Tactical Currency, are permitted to be limited partners of Cambridge Master Fund. The General Partner and Cambridge believe that trading through this “master/feeder” structure promotes efficiency and economy in the trading process.

Effective December 9, 2014, Cambridge, in consultation with the General Partner, agreed to increase the amount of leverage applied to the assets of Cambridge Master Fund allocated to Cambridge by the General Partner to 2.0 times the assets of the Cambridge Master Fund allocated to Cambridge by the General Partner and traded pursuant to Cambridge’s Asian Markets Alpha Programme and Emerging Markets Alpha Programme.

On January 1, 2012, Tactical Currency’s assets allocated to Krom River Investment Management (Cayman) Limited and Krom River Trading AG (together, and each separately, “Krom River”) for trading were invested in KR Master Fund L.P. (“KR Master Fund”), a limited partnership organized under the partnership laws of the State of Delaware. KR Master Fund was formed in order to permit commodity pools managed now or in the future by Krom River using the Commodity Program at 150% Leverage, a fundamental and technical trading system, to invest together in one trading vehicle.

Effective December 31, 2014, Tactical Currency fully redeemed its investment from KR Master Fund. In addition, Krom River no longer acts as commodity trading advisor to Tactical Currency. Effective on or about January 1, 2015, Tactical Currency reallocated the assets allocated to Krom River to Cambridge.

Tactical Currency carries, and carried, its investment in Cambridge Master Fund and KR Master Fund, respectively, at fair value based on Tactical Currency’s (1) respective net contributions to Cambridge Master Fund and KR Master Fund and (2) its respective allocated share of the undistributed profits and losses, including realized gains or losses and net change in unrealized gains or losses, of Cambridge Master Fund and KR Master Fund. Tactical Currency invests in, and invested in, Cambridge Master Fund and KR Master Fund, respectively, through a “master/feeder” structure. Tactical Currency’s pro-rata share of the results of Cambridge Master Fund’s and KR Master Fund’s trading activities are shown in Tactical Currency’s Statements of Income and Expenses.

The financial statements of Cambridge Master Fund, including its condensed schedules of investments, are included elsewhere in this report and should be read in conjunction with Tactical Currency’s financial statements.

Generally, a limited partner in Cambridge Master Fund may withdraw all or part of its capital contributions and undistributed profits, if any, from Cambridge Master Fund as of the end of any month (the “Redemption Date”) after a request has been made to the General Partner at least three days in advance of the Redemption Date. Such withdrawals are classified as a liability when the limited partner elects to redeem and informs Cambridge Master Fund. However, a limited partner may request a withdrawal as of the end of any day if such request is received by the General Partner at least three days in advance of the proposed withdrawal day.

Cambridge Master Fund does not, and KR Master Fund did not, pay any management or incentive fees related to Tactical Currency’s investments. These fees are accrued and paid by Tactical Currency. The General Partner reimburses Cambridge Master Fund and reimbursed KR Master Fund for all brokerage related fees borne by Cambridge Master Fund and KR Master Fund (prior to its termination on December 31, 2014) on behalf of Tactical Currency’s investments.

As of December 31, 2016 and 2015, Tactical Currency owned approximately 16.3% and 22.7% of Cambridge Master Fund, respectively. It is Tactical Currency’s intention to continue to invest in Cambridge Master Fund. The performance of Tactical Currency is directly affected and was directly affected by, the performance of Cambridge Master Fund and (prior to its termination on December 31, 2014) KR Master Fund.

b.	Spectrum Strategic’s Investments in Affiliated Underlying Funds

Effective December 1, 2011, the assets allocated by Spectrum Strategic to Aventis Asset Management, LLC (“Aventis”) and PGR Capital L.P. (“PGR”) for trading were invested in MB Master Fund L.P. (“MB Master Fund”), a limited partnership organized under the partnership laws of the State of Delaware, and PGR Master Fund L.P. (“PGR Master Fund”), a limited partnership organized under the partnership laws of the State of Delaware, respectively. The General Partner is also the general partner of MB Master Fund and PGR Master Fund. Individual and pooled accounts currently managed by Aventis and PGR, including Spectrum Strategic, are permitted to be limited partners of MB Master Fund and PGR Master Fund, respectively. The General Partner, Aventis and PGR believe that trading through these structures should promote efficiency and economy in the trading process. MB Master Fund and PGR Master Fund are collectively referred to as the “Funds.”

Effective January 1, 2008, the assets allocated by Spectrum Strategic to Blenheim Capital Management, LLC (“Blenheim”) for trading were invested in Morgan Stanley Smith Barney BHM I, LLC (“BHM I, LLC”), a limited liability company organized under the limited liability company laws of the State of Delaware. Spectrum Strategic’s investment in BHM I, LLC represented approximately 15.9% of the net asset value of Spectrum Strategic at December 31, 2015. The General Partner was also the managing member of BHM I, LLC.

Effective January 31, 2016, Ceres terminated the advisory agreement among the General Partner, Blenheim and BHM I, LLC pursuant to which Blenheim traded BHM I, LLC’s (and, indirectly, Spectrum Strategic’s) assets in Futures Interests. Consequently, Blenheim ceased all Futures Interest trading on behalf of BHM I, LLC (and, indirectly, Spectrum Strategic). Ceres reallocated the assets formerly allocated by Spectrum Strategic to Blenheim among the remaining Trading Advisors of Spectrum Strategic. References herein to the “Funds” may include, as relevant, BHM I, LLC.

Spectrum Strategic carries (or carried with respect to its investment in BHM I, LLC), its investment in the Funds at fair value based on Spectrum Strategic’s (1) respective net contribution to each Fund and (2) its respective allocated share of the undistributed profits and losses, including realized gains or losses and net change in unrealized gains or losses, of each Fund. ASC 820, “Fair Value Measurement,” as amended, permits, as a practical expedient, Spectrum Strategic to measure the fair value of its investments in the Funds on the basis of the net asset value per share (or its equivalent) if the net asset value per share of such investments is calculated in a manner consistent with the measurement principles of Topic 946, “Financial Services – Investment Companies” as of Spectrum Strategic’s reporting date.

As of December 31, 2016, Spectrum Strategic owned approximately 45.5% and 7.5% of PGR Master and MB Master, respectively. As of December 31, 2015, Spectrum Strategic owned 58.1%, 5.6% and 5.0% of PGR Master, MB Master and BHM I, LLC, respectively.

The financial statements of Spectrum Strategic have been prepared using the “Fund of Funds” approach, and accordingly, Spectrum Strategic’s pro-rata share of all revenue and expenses of the Funds is reflected as net change in unrealized gains (losses) on investment in the Funds in Spectrum Strategic’s Statements of Income and Expenses. Contributions to and withdrawals from the Funds are recorded on the effective date. With respect to its investments in PGR Master Fund and MB Master Fund, Spectrum Strategic records a realized gain or loss on such investments as the difference between the redemption proceeds and the related cost of such investment. In determining the cost of such investments, Spectrum Strategic generally uses the average cost method. With respect to Spectrum Strategic’s investment in BHM I, LLC, Spectrum Strategic recorded redemptions received from BHM I, LLC as a reduction of cost basis and thereafter the redemptions received in excess of cost were recorded as a realized gain.

Summarized information for Spectrum Strategic’s investment in, and operations of BHM I, LLC, PGR Master Fund and MB Master Fund, as of and for the years ended December 31, 2016 and 2015, is as follows:

December 31, 2016	% of Spectrum Strategic’s Partners’ Capital	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Management Fees	Incentive Fees	Investment Objective	Redemptions Permitted
BHM I, LLC (a)	-%	$-	$(335,552)	$6,470	$-	Commodity Portfolio	Monthly
PGR Master Fund	50.8	8,039,156	(904,136)	-	-	Commodity Portfolio	Monthly
MB Master Fund	57.1	9,035,960	1,259,981	-	-	Commodity Portfolio	Monthly

(a)	From January 1, 2016 through January 31, 2016, the date Spectrum Strategic fully redeemed its interest in BHM I, LLC.

December 31, 2015	% of Spectrum Strategic’s Partners’ Capital	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Management Fees	Incentive Fees	Investment Objective	Redemptions Permitted
BHM I, LLC	15.9%	$3,894,858	$(3,328,835)	$284,061	$-	Commodity Portfolio	Monthly
PGR Master Fund	50.7	12,442,510	104,616	-	-	Commodity Portfolio	Monthly
MB Master Fund	36.3	8,922,695	(536,287)	-	-	Commodity Portfolio	Monthly

Generally, a limited partner or non-managing member, as applicable, in MB Master Fund, PGR Master Fund and (prior to its termination on January 31, 2016) BHM I, LLC may withdraw all or part of its capital contributions and undistributed profits, if any, from the Funds as of the Redemption Date after a request has been made to the General Partner/managing member at least three days in advance of the Redemption Date. Such withdrawals are classified as a liability when the limited partner or non-managing member elects to redeem and informs the Funds. However, a limited partner or non-managing member may request a withdrawal as of the end of any day if such request is received by the General Partner/managing member at least three days in advance of the proposed withdrawal day.

Spectrum Strategic does not directly pay PGR Master Fund and MB Master Fund and, prior to March 1, 2014, did not directly pay BHM I, LLC, for its pro-rata portion of management or incentive fees. Such fees are directly paid by Spectrum Strategic to such trading advisors.

From March 1, 2014 until its termination on January 31, 2016, BHM I, LLC was paid directly by Spectrum Strategic for its pro-rata portion of management and incentive fees.

The tables below represent summarized Income Statement information for PGR Master Fund and MB Master Fund for the years ended December 31, 2016 and 2015, respectively, and for BHM I, LLC for the period from January 1, 2016 through January 31, 2016 (termination of operations of BHM I, LLC) and for the year ended December 31, 2015 to meet the requirements of Regulation S-X Rule 3-09:

	Investment	Net	Total Trading	Net Income/
December 31, 2016	Income	Investment Loss	Results	(Loss)
BHM I, LLC	$1,632	$(170,710)	$(6,343,252)	$(6,513,962)
PGR Master Fund	37,912	(36,071)	(1,707,510)	(1,743,581)
MB Master Fund	277,605	(2,314,063)	16,332,842	14,018,779

	Investment	Net	Total Trading	Net Income/
December 31, 2015	Income	Investment Loss	Results	(Loss)
BHM I, LLC	$-	$(3,875,220)	$(31,114,859)	$(34,990,079)
PGR Master Fund	4,505	(63,701)	362,309	298,608
MB Master Fund	5,090	(3,544,946)	(5,123,213)	(8,668,159)

c. Spectrum Technical’s Investments in Affiliated Underlying Funds

On January 1, 2015, the assets allocated by Spectrum Technical to SECOR Capital Advisors, L.P. (“SECOR”) were invested in SECOR Master Fund L.P. (“SECOR Master Fund”), a limited partnership organized under the partnership laws of the State of Delaware. SECOR Master Fund permits accounts managed now or in the future by SECOR using a variation of the program traded by SECOR Alpha Master Program L.P., a proprietary, systematic trading program, to invest together in one trading vehicle. The General Partner is also the general partner of SECOR Master Fund. Individual and pooled accounts currently managed by SECOR, including Spectrum Technical, are permitted to be limited partners of SECOR Master Fund. The General Partner and SECOR believe that trading through this “master/feeder” structure promotes efficiency and economy in the trading process.

On December 1, 2011, the assets allocated by Spectrum Technical to Blackwater Capital Management LLC (“Blackwater”) were invested in Blackwater Master Fund L.P. (“Blackwater Master Fund”), a limited partnership organized under the partnership laws of the State of Delaware. Blackwater Master Fund permitted accounts managed by Blackwater to invest together in one trading vehicle. Effective September 30, 2015, Blackwater Master Fund terminated operations and Spectrum Technical redeemed its pre-liquidation interest in Blackwater Master Fund in October 2015.

Spectrum Technical carries, and carried, its investment in SECOR Master Fund and Blackwater Master Fund, respectively, at fair value based on Spectrum Technical’s (1) respective net contributions to SECOR Master Fund and Blackwater Master Fund and (2) its respective allocated share of the undistributed profits and losses, including realized gains or losses and net change in unrealized gains or losses, of SECOR Master Fund and Blackwater Master Fund. Spectrum Technical invests in, and invested in, SECOR Master Fund and Blackwater Master Fund, respectively, through a “master/feeder” structure. Spectrum Technical’s pro-rata share of the results of SECOR Master Fund’s and Blackwater Master Fund’s trading activities are shown in Spectrum Technical’s Statements of Income and Expenses.

Summarized information for Spectrum Technical, reflecting the total assets, liabilities and partners’ capital of SECOR Master Fund as of December 31, 2016 and 2015, is shown in the following tables:

	December 31, 2016
	Total Assets	Total Liabilities	Total Partners’ Capital
SECOR Master Fund	$39,231,542	$679,104	$38,552,438

	December 31, 2015
	Total Assets	Total Liabilities	Total Partners’ Capital
SECOR Master Fund	$50,962,450	$464,928	$50,497,522

Summarized information for Spectrum Technical’s investment in, and operations of Blackwater Master Fund and SECOR Master Fund as of and for the years ended December 31, 2016 and 2015 is shown in the following tables:

December 31, 2016	% of Spectrum Technical’s Partners’ Capital	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Investment Objective	Redemptions Permitted

SECOR Master Fund	31.2%	$19,624,189	$1,289,132	Commodity Portfolio	Monthly

December 31, 2015	% of Spectrum Technical’s Partners’ Capital	Fair Value	Partnership’s Pro-rata Net Income (Loss)	Investment Objective	Redemptions Permitted

Blackwater Master Fund (a)	-%	$-	$(26,849)	Commodity Portfolio	Monthly
SECOR Master Fund	30.4	27,517,405	855,249	Commodity Portfolio	Monthly

(a)     From January 1, 2015 through September 30, 2015, the date Spectrum Technical fully redeemed its interest in Blackwater Master Fund.

Generally, a limited partner in SECOR Master Fund and Blackwater Master Fund (prior to its termination on September 30, 2015) may withdraw all or part of its capital contributions and undistributed profits, if any, from SECOR Master Fund and Blackwater Master Fund as of the Redemption Date after a request has been made to the General Partner at least three days in advance of the Redemption Date. Such withdrawals are classified as a liability when the limited partner elects to redeem and informs SECOR Master Fund and Blackwater Master Fund. However, a limited partner may request a withdrawal as of the end of any day if such request is received by the General Partner at least three days in advance of the proposed withdrawal day.

SECOR Master Fund does not, and Blackwater Master did not, pay any management or incentive fees related to Spectrum Technical’s investment in the funds. These fees are accrued and paid by Spectrum Technical. The General Partner reimburses SECOR Master Fund, and reimbursed Blackwater Master Fund (prior to its termination on September 30, 2015), for all brokerage related fees borne by SECOR Master Fund and Blackwater Master Fund on behalf of Spectrum Technical’s investment.

As of December 31, 2016 and 2015, Spectrum Technical owned approximately 50.9% and 54.5% of SECOR Master Fund, respectively. It is Spectrum Technical’s intention to continue to invest in SECOR Master Fund. The performance of Spectrum Technical is directly affected by, and was directly affected by, the performance of SECOR Master Fund and (prior to its termination on September 30, 2015), Blackwater Master Fund, respectively.

The tables below represent summarized income statement information for SECOR Master Fund for the years ended December 31, 2016 and 2015, respectively, and for Blackwater Master Fund for the period from January 1, 2015 through September 30, 2015 (termination of operations of Blackwater Master Fund) to meet the requirements of Regulation S-X Rule 3-09:

December 31, 2016	Investment Income	Net Investment Loss	Total Trading Results	Net Income (Loss)
SECOR Master Fund	$92,036	$(245,725)	$2,459,009	$2,213,284

December 31, 2015	Investment Income	Net Investment Loss	Total Trading Results	Net Income (Loss)
Blackwater Master Fund	$1,120	$(39,750)	$87,198	$47,448
SECOR Master Fund	12,458	(396,486)	2,605,734	2,209,248